Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant unobservable inputs (Level 3) to determine fair value
Unrealized gain (loss) on other investments	$ (6,000,000)	$ 16,000,000
Unrealized gain (loss) on derivatives	(297,000,000)	(257,000,000)
Unrealized gain (loss) on future policy benefits and claims	1,800,000,000	1,200,000,000
Unrealized Gain Loss On Derivatives Liabilities		(1,000,000)
Fair value of fixed maturity securities that were determind using non binding broker quotes	32,273,000,000	31,831,000,000
Fixed Maturity Securities Held At Fair Value [Member]
Significant unobservable inputs (Level 3) to determine fair value
Fair value of fixed maturity securities that were determind using non binding broker quotes	$ 924,000,000